Subsequent events (Details) ¥ in Millions, $ in Millions							12 Months Ended
	Mar. 14, 2016 USD ($)	Feb. 18, 2016 USD ($)	Feb. 18, 2016 CNY (¥)	Jan. 27, 2016 USD ($)	Jan. 14, 2016 USD ($)	Jan. 14, 2016 CNY (¥)	Dec. 31, 2015	Mar. 05, 2015
Subsequent Event [Line Items]
Debt issuance date							Sep. 19, 2013
Maturity date							Oct. 05, 2016
Stated rate							1.60%
Zhengzhou Shengdao Real Estate Co., Ltd. [Member]
Subsequent Event [Line Items]
Stated rate								10.984%
Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to acquire parcel of land					$ 57.5
Debt issuance date	Mar. 14, 2016			Jan. 27, 2016
Debt instrument, aggregate principal amount	$ 77.0			$ 107.0
Maturity date	Mar. 14, 2021			Jan. 27, 2021
Stated rate	7.09%			7.47%
Subsequent Event [Member] | Henan Xinyuan Quansheng Real Estate Co., Ltd. ("Henan Quansheng") [Member]
Subsequent Event [Line Items]
Payments to acquire parcel of land					$ 64.0	¥ 420.3
Subsequent Event [Member] | Henan Xinyuan Real Estate, Ltd. [Member]
Subsequent Event [Line Items]
Payments to acquire parcel of land		$ 104.0	¥ 679.2